Note 30 Commitments and guarantees given (Details) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		€ 211,381	€ 188,515
Memorandum financial guarantees given		22,273	22,503
Memorandum other commitments given		60,682	51,215
Total Loan commitments and financial guarantees		294,337	262,233
Of which impaired [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		159	160
Memorandum financial guarantees given		143	192
Memorandum other commitments given	[1]	351	439
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		69	254
Memorandum financial guarantees given		0	0
Memorandum other commitments given		470	0
Government [member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		3,019	3,247
Memorandum financial guarantees given		152	183
Memorandum other commitments given		332	354
Banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		27,926	13,441
Memorandum financial guarantees given		679	636
Memorandum other commitments given		13,310	6,447
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		11,848	8,656
Memorandum financial guarantees given		908	2,843
Memorandum other commitments given		4,090	3,256
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		82,963	82,891
Memorandum financial guarantees given		20,305	18,724
Memorandum other commitments given		42,249	41,005
Households [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		85,556	80,026
Memorandum financial guarantees given		229	116
Memorandum other commitments given		€ 231	€ 153

[1]	(1) Impaired financial guarantees given amounted to €494 million and €631 million, respectively, as of June 30, 2025 and December 31, 2024, respectively.